Impairment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Apr. 12, 2018
Impairment (Details) [Line Items]
Deposit amount		$ 6,982
Short-term prepaid deposits	$ 6,982
Estimated cost						$ 9,000
Determined value			$ 3,000
Impairment loss	$ 3,000
Impairment charge		$ 1,882
Purchase agreement (in Shares)		48,000
Washington CGU [member]
Impairment (Details) [Line Items]
Impairment charge to goodwill			24,414
Argentina CGU [member]
Impairment (Details) [Line Items]
Impairment charge to goodwill			$ 84,081
Quebec CGU [member]
Impairment (Details) [Line Items]
Impairment losses		$ 11,641
Paraguay CGU [Member]
Impairment (Details) [Line Items]
Impairment losses		8,486
Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost						$ 9,000
Fair value		3,250
Impairment value				$ 4,200
Bottom of Range [Member] | Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost		$ 3,000
Top of Range [Member] | Suni mineral asset [Member]
Impairment (Details) [Line Items]
Estimated cost					$ 7,200